Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. statutory rate	$ 1,822,092	$ 530,472
Items not allowed for tax purposes	(1,142,776)	(716,534)
Foreign tax rate differential	(66,163)	394,401
Additional foreign taxation	(15,190)
Prior year over provision	1,167
Prior year net operating loss adjustment	(917,820)
Movement in valuation allowances	(279,486)	(1,311,040)
Effective tax rate	$ (598,176)	$ (1,102,701)